Consumer Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
CONSUMER RECEIVABLES

4. CONSUMER RECEIVABLES

The Company’s finance receivables consist of secured personal loans and principal amounts of Instacash advances. Accrued interest receivables represent the interest accrued on the loan receivables based upon the daily principal amount outstanding. Fees receivables represent the amounts due to the Company for tips and instant transfer fees related to the Instacash advance product. Subscription receivables represent the amounts billed to customers for subscription services. The credit quality and future repayment of consumer receivables are dependent upon the customer’s ability to perform under the terms of the agreement. Factors such as unemployment rates and housing values, among others, may impact the customer’s ability to perform under the loan or advance terms. When assessing provision for losses on consumer receivables, the Company takes into account the composition of the outstanding consumer receivables, charge-off rates to date and the forecasted principal loss rates. The tables below show consumer receivables balances as of March 31, 2022 and December 31, 2021 and the consumer receivables activity, charge-off rates and aging by product for the three months ended March 31, 2022 and 2021.

Consumer receivables consisted of the following:

	March 31, 2022	December 31, 2021
Unsecured personal loan receivables	$—	$1
Secured personal loan receivables	71,610	77,491
Loan receivables	71,610	77,492
Instacash receivables	66,951	62,783
Finance receivables	138,561	140,275
Fees receivable	9,567	8,366
Membership receivables	3,408	3,099
Deferred loan origination costs	992	929
Accrued interest receivable	1,106	1,072
Receivables, before allowance for credit losses	$153,634	$153,741

Changes in the allowance for losses on consumer receivables were as follows:

	Three Months Ended March 31,
	2022	2021
Beginning balance	$22,323	$9,127
Provision for credit losses on receivables	23,044	5,708
Receivables charged off	(37,284)	(14,436)
Recoveries	14,208	9,828
Ending balance	$22,291	$10,227

Changes in the allowance for losses on finance receivables were as follows:

	Three Months Ended March 31,
	2022	2021
Beginning balance	$21,625	$9,127
Provision for credit losses on receivables	19,502	4,859
Finance receivables charged off	(32,958)	(12,962)
Recoveries	13,269	9,203
Ending balance	$21,438	$10,227

Changes in the allowance for losses on fees receivable were as follows:

	Three Months Ended March 31,
	2022	2021
Beginning balance	$420	$—
Provision for credit losses on receivables	2,001	615
Fees receivable charged off	(2,708)	(948)
Recoveries	779	333
Ending balance	$492	$—

Changes in the allowance for losses on subscription receivables were as follows:

	Three Months Ended March 31,
	2022	2021
Beginning balance	$278	$—
Provision for credit losses on receivables	1,541	234
Membership receivables charged off	(1,618)	(526)
Recoveries	160	292
Ending balance	$361	$—

The following is an assessment of the repayment performance of loans as of March 31, 2022 and December 31, 2021 and presents the contractual delinquency of the loans receivable portfolio:

	March 31, 2022		December 31, 2021
	Amount	Percent	Amount	Percent
Current	$60,642	84.7%	$66,514	85.8%

Delinquency:
31 to 60 days	5,887	8.2%	6,577	8.5%
61 to 90 days	5,081	7.1%	4,401	5.7%
Total delinquency	10,968	15.3%	10,978	14.2%
Loan receivables before allowance for loan losses	$71,610	100.0%	$77,492	100.0%

The following is an assessment of the repayment performance of Instacash receivables as of March 31, 2022 and December 31, 2021 and presents the contractual delinquency of the Instacash receivables portfolio:

	March 31, 2022		December 31, 2021
	Amount	Percent	Amount	Percent
Current	$60,364	90.2%	$55,963	89.1%

Delinquency:
31 to 60 days	6,587	9.8%	6,820	10.9%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	6,587	9.8%	6,820	10.9%
Instacash receivables before allowance for loan losses	$66,951	100.0%	$62,783	100.0%

The following is an assessment of the repayment performance of fees receivable as of March 31, 2022 and December 31, 2021 and presents the contractual delinquency of the fees receivable portfolio:

	March 31, 2022		December 31, 2021
	Amount	Percent	Amount	Percent
Current	$7,725	80.7%	$6,682	79.9%

Delinquency:
31 to 60 days	1,842	19.3%	1,684	20.1%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	1,842	19.3%	1,684	20.1%
Fees receivable before allowance for loan losses	$9,567	100.0%	$8,366	100.0%

The following is an assessment of the repayment performance of subscription receivables as of March 31, 2022 and December 31, 2021 and presents the contractual delinquency of the subscription receivables portfolio:

	March 31, 2022		December 31, 2021
	Amount	Percent	Amount	Percent
Current	$2,486	72.9%	$2,227	71.8%

Delinquency:
31 to 60 days	466	13.7%	514	16.6%
61 to 90 days	456	13.4%	358	11.6%
Total delinquency	922	27.1%	872	28.2%
Membership receivables before allowance for loan losses	$3,408	100.0%	$3,099	100.0%

4. RECEIVABLES

The Company’s finance receivables consist of secured personal loans, unsecured personal loans and principal amounts of Instacash advances. Accrued interest receivables represent the interest accrued on the loan receivables based upon the daily principal amount outstanding. Fees receivables represent the amounts due to the Company for tips and instant transfer fees related to the Instacash advance product. Membership receivables represent the amounts billed to customers for membership subscription services. The credit quality and future repayment of finance receivables are dependent upon the customer’s ability to perform under the terms of the agreement. Factors such as unemployment rates and housing values, among others, may impact the customer’s ability to perform under the loan or advance terms. When assessing provision for losses on finance receivables, the Company takes into account the composition of the outstanding finance receivables, charge-off rates to date and the forecasted principal loss rates. Please see the tables below for the finance receivable activity, charge-off rates and aging by product for the twelve months ended December 31, 2021 and 2020. The Company has experienced significant growth in Instacash, a shorter-term advance product with lower charge-off rates than loans. As Instacash has become a larger component of finance receivable activity, the overall charge-off rate has decreased significantly.

Receivables consisted of the following:

	December 31, 2021	December 31, 2020
Unsecured personal loan receivables	$1	$66
Secured personal loan receivables	77,491	43,804
Loan receivables	77,492	43,870
Instacash receivables	62,783	18,888
Finance receivables	140,275	62,758
Fees receivable	8,366	2,913
Membership receivables	3,099	1,885
Deferred loan origination costs	929	615
Accrued interest receivable	1,072	623
Receivables, before allowance for loan losses	$153,741	$68,794

Changes in the allowance for losses on receivables were as follows:

	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$9,127	$6,613
Provision for loss on receivables	60,749	21,294
Receivables charged off	(75,557)	(39,004)
Recoveries	28,004	20,224
Ending balance	$22,323	$9,127

Changes in allowance for losses on finance receivables were as follows:

	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$9,127	$6,613
Provision for loss on receivables	51,975	18,082
Finance receivables charged off	(65,711)	(33,719)
Recoveries	26,234	18,151
Ending balance	$21,625	$9,127

Changes in allowance for losses on membership receivables were as follows:

	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$—	$—
Provision for loss on receivables	3,170	1,856
Membership receivables charged off	(3,446)	(3,620)
Recoveries	554	1,764
Ending balance	$278	$—

Changes in allowance for losses on fees receivable were as follows:

	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$—	$—
Provision for loss on receivables	5,604	1,356
Fees receivable charged off	(6,400)	(1,665)
Recoveries	1,216	309
Ending balance	$420	$—

The following is an assessment of the credit quality of finance receivables as of December 31, 2021 and 2020 and presents the contractual delinquency of the finance receivable portfolio:

	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$122,477	87.3%	$54,247	86.4%

Delinquency:
31 to 60 days	13,397	9.6%	6,148	9.8%
61 to 90 days	4,401	3.1%	2,363	3.8%
Total delinquency	17,798	12.7%	8,511	13.6%
Finance receivables before allowance for loan losses	$140,275	100.0%	$62,758	100.0%

The following is an assessment of the credit quality of loans as of December 31, 2021 and 2020 and presents the contractual delinquency of the finance receivable loans portfolio:

	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$66,514	85.8%	$38,133	86.9%

Delinquency:
31 to 60 days	6,577	8.5%	3,374	7.7%
61 to 90 days	4,401	5.7%	2,363	5.4%
Total delinquency	10,978	14.2%	5,737	13.1%
Loan receivables before allowance for loan losses	$77,492	100.0%	$43,870	100.0%

The following is an assessment of the credit quality of Instacash as of December 31, 2021 and 2020 and presents the contractual delinquency of the finance receivable Instacash portfolio:

	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$55,963	89.1%	$16,114	85.3%

Delinquency:
31 to 60 days	6,820	10.9%	2,774	14.7%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	6,820	10.9%	2,774	14.7%
Instacash receivables before allowance for loan losses	$62,783	100.0%	$18,888	100.0%

The following is an assessment of the credit quality of membership receivables as of December 31, 2021 and 2020 and presents the contractual delinquency of the membership receivable portfolio:

	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$2,227	71.8%	$1,586	84.1%

Delinquency:
31 to 60 days	514	16.6%	168	9.0%
61 to 90 days	358	11.6%	131	6.9%
Total delinquency	872	28.2%	299	15.9%
Membership receivables before allowance for loan losses	$3,099	100.0%	$1,885	100.0%

The following is an assessment of the credit quality of fees receivable as of December 31, 2021 and 2020 and presents the contractual delinquency of the fees receivable portfolio:

	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$6,682	79.9%	$2,435	83.6%

Delinquency:
31 to 60 days	1,684	20.1%	478	16.4%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	1,684	20.1%	478	16.4%
Fees receivable before allowance for loan losses	$8,366	100.0%	$2,913	100.0%